Summary of Significant Accounting Policies - Reconciliation of Class A ordinary shares reflected in balance sheet (Details) - USD ($)		3 Months Ended						5 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 20, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies
Remeasurement of carrying value to redemption value		$ 366,916	$ 384,040	$ 895,995	$ 911,773	$ 272,777	$ 20,342
Extension payment paid by Sponsor through a note		181,948	$ 450,000	$ 450,000
Redemption of Class A ordinary shares									$ (181,681,691)
Class A ordinary shares subject to possible redemption
Summary of Significant Accounting Policies
Gross proceeds	$ 200,000,000									$ 200,000,000
Initial fair value of the over-allotment liability								$ (190,208)		(190,208)
Fair value of Public Warrants at issuance								(10,800,000)		(10,800,000)
Class A shares issuance costs								(12,820,810)		(12,820,810)
Remeasurement of carrying value to redemption value								25,817,320	1,646,951	25,817,320	$ 2,920,785
Extension payment paid by Sponsor through a note									1,081,948		1,000,000
Redemption of Class A ordinary shares									(181,681,691)
Class A ordinary shares subject to possible redemption		$ 26,974,295						$ 202,006,302	$ 26,974,295	$ 202,006,302	$ 205,927,087